SUPPLEMENTARY CASHFLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SUPPLEMENTARY CASHFLOW INFORMATION
Schedule of cash flows arising from changes in non-cash working capital

	Year Ended December 31,
Cash flows arising from movement in:	2025	2024
Trade and other receivables	(1,038)	(1,431)
Prepaid expenses and other assets	(1,281)	(621)
Trade payables and other liabilities	5,429	(1,900)
Other liabilities - non-current	110	114
Changes in working capital	3,220	(3,838)

Schedule of significant non-cash transactions from investing and financing activities

	Year Ended December 31,
	2025	2024
Investing Activity
Settlement of deferred consideration for Spin through share issuance	(1,380)	(2,139)

Financing Activity
Settlement of convertible debt through share issuance	—	(2,704)

Schedule of split of cash and non-cash interest expense and other financing charges included in the consolidated statement of loss and comprehensive loss

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Cash	Non-cash	Total	Cash	Non-cash	Total
Interest income	32	—	32	—	—	—
Interest and financing fees	(895)	—	(895)	(739)	(164)	(903)
Foreign exchange gain (loss)	(487)	558	71	(377)	(28)	(405)
Lease interest expense	—	(112)	(112)	—	(123)	(123)
Accretion expense on deferred consideration	—	(168)	(168)	—	(428)	(428)
Accretion expense on convertible debt	—	—	—	—	(1,298)	(1,298)
	(1,350)	278	(1,072)	(1,116)	(2,041)	(3,157)